Provisions and contingent liabilities (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD million	30.6.19	31.3.19	31.12.18
Provisions recognized under IAS 37	2,888	3,063	3,377
Provisions for off-balance sheet financial instruments	80	91	79
Provisions for other credit lines	42	43	37
Total provisions	3,011	3,197	3,494

Total provisions with additional information [textblock]
USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total
Balance as of 31 December 2018	46	2,827	224	131	70	78	3,377
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(29)	0	0	(132)
Balance as of 1 January 2019	46	2,827	121	102	70	78	3,245
Balance as of 31 March 2019	45	2,677	101	98	69	73	3,063
Increase in provisions recognized in the income statement	2	40	9	0	1	2	54
Release of provisions recognized in the income statement	0	(35)	(3)	0	(1)	0	(40)
Provisions used in conformity with designated purpose	(3)	(184)	(16)	0	0	(1)	(205)
Foreign currency translation / unwind of discount	1	11	0	1	1	1	15
Balance as of 30 June 2019	45	2,509	91[4]	99[5]	70	75	2,888
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 23 million as of 30 June 2019 (31 March 2019: USD 31 million; 31 December 2018: USD 50 million) and provisions for onerous contracts of USD 63 million as of 30 June 2019 (31 March 2019: USD 64 million; 31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 89 million as of 30 June 2019 (31 March 2019: USD 88 million; 31 December 2018: USD 89 million) and provisions for onerous contracts of USD 10 million as of 30 June 2019 (31 March 2019: USD 10 million; 31 December 2018: USD 42 million). 6 Includes provisions for sabbatical and anniversary awards.